UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |_|; Amendment Number:  _______
   This Amendment (Check only one):  |_|  is a restatement.
                                     |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steel Partners II, L.P.
Address:  590 Madison Avenue, 32nd Floor
          New York, New York 10022


Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sanford Antignas
Title:   Attorney-In-Fact for Warren G. Lichtenstein,
         Managing Member of General Partner of Steel Partners II, L.P.
Phone:   212-520-2300

Signature, Place, and Date of Signing:

         /s/ Sanford Antignas, New York, NY, August 14, 2008

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                         ------------------

Form 13F Information Table Entry Total:            58
                                         ------------------

Form 13F Information Table Value Total:      $1831661
                                         ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.    Form 13F File Number    Name

       1     28-10766                Warren G. Lichtenstein
      -----  ----------------------  -------------------------------------------

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                            TITLE OF              VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER             CLASS       CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------             -----       -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----
ADAPTEC INC                 COM         00651F108   65621    20506409  SH           OTHER          1         0       20506409   0
------------------------------------------------------------------------------------------------------------------------------------
ANGELICA CORP               COM         034663104   38132     1792770  SH           OTHER          1         0        1792770   0
------------------------------------------------------------------------------------------------------------------------------------
ATLAS ACQUISITION HLDGS     COM         049162100     185       20500  SH           OTHER          1         0          20500   0
CORP
------------------------------------------------------------------------------------------------------------------------------------
ATLAS ACQUISITION HLDGS     UNIT        049162209     395       41100  SH           OTHER          1         0          41100   0
CORP                        99/99/9999
------------------------------------------------------------------------------------------------------------------------------------
BEVERLY HILLS BANCORP DEL   COM         087866109      66       39529  SH           OTHER          1         0          39529   0
------------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                   COM         109696104   65293      998058  SH           OTHER          1         0         998058   0
------------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                   COM         109696104  135681     2074000  SH   CALL    OTHER          1         0        2074000   0
------------------------------------------------------------------------------------------------------------------------------------
CHEMTURA CORP               COM         163893100   21062     3606535  SH           OTHER          1         0        3606535   0
------------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC         COM NEW     16411R208     437      100000  SH           OTHER          1         0         100000   0
------------------------------------------------------------------------------------------------------------------------------------
CHURCHILL VENTURES LTD      COM         17157P109    1494      190300  SH           OTHER          1         0         190300   0
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC               COM         172967101     838       50000  SH   CALL    OTHER          1         0          50000   0
------------------------------------------------------------------------------------------------------------------------------------
COLUMBUS ACQUISITION CORP   COM         198851107     383       50000  SH           OTHER          1         0          50000   0
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                 COM NEW     208464883  162139    16344661  SH           OTHER          1         0       16344661   0
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL MATLS CORP      COM PAR     211615307    7573      335700  SH           OTHER          1         0         335700   0
                            $0.25
------------------------------------------------------------------------------------------------------------------------------------
DCAP GROUP INC              COM         233065200      18       18181  SH           OTHER          1         0          18181   0
------------------------------------------------------------------------------------------------------------------------------------
EARTHLINK INC               COM         270321102   98165    11348540  SH           OTHER          1         0       11348540   0
------------------------------------------------------------------------------------------------------------------------------------
ENPRO INDS INC              COM         29355X107   48556     1300373  SH           OTHER          1         0        1300373   0
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC              COM         26874Q100   40370      500000  SH   CALL    OTHER          1         0         500000   0
------------------------------------------------------------------------------------------------------------------------------------
FORTRESS INVESTMENT GROUP   CL A        34958B106     246       20000  SH           OTHER          1         0          20000   0
LL
------------------------------------------------------------------------------------------------------------------------------------
GENCORP INC                 COM         368682100   57524     8034059  SH           OTHER          1         0        8034059   0
------------------------------------------------------------------------------------------------------------------------------------
GEOPETRO RESOURCES CO       COM         37248H304      68       17070  SH           OTHER          1         0          17070   0
------------------------------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT ACQ CORP   COM         385034103    2009      246800  SH           OTHER          1         0         246800   0
------------------------------------------------------------------------------------------------------------------------------------
HICKS ACQUISITION CO I INC  COM         429086309     929      100000  SH           OTHER          1         0         100000   0
------------------------------------------------------------------------------------------------------------------------------------
HIGHLANDS ACQUISITION CORP  COM         430880104    5152      560000  SH           OTHER          1         0         560000   0
------------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE SOLUTIONS INC   COM         451713101  140507    12456300  SH           OTHER          1         0       12456300   0
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON OUTDOORS INC        CL A        479167108    7019      449914  SH           OTHER          1         0         449914   0
------------------------------------------------------------------------------------------------------------------------------------
KEY ENERGY SVCS INC         COM         492914106   29735     1531176  SH           OTHER          1         0        1531176   0
------------------------------------------------------------------------------------------------------------------------------------
MARATHON ACQUISITION CORP   COM         565756103   18598     2378200  SH           OTHER          1         0        2378200   0
------------------------------------------------------------------------------------------------------------------------------------
MEDIA & ENTMT HOLDINGS INC  COM         58439W108     167       22000  SH           OTHER          1         0          22000   0
------------------------------------------------------------------------------------------------------------------------------------
MERIDIAN INTERSTAT BANCORP  COM         58964Q104     583       60000  SH           OTHER          1         0          60000   0
I
------------------------------------------------------------------------------------------------------------------------------------
NATHANS FAMOUS INC NEW      COM         632347100   15477     1018200  SH           OTHER          1         0        1018200   0
------------------------------------------------------------------------------------------------------------------------------------
NAUGATUCK VY FINL CORP      COM         639067107     125       15917  SH           OTHER          1         0          15917   0
------------------------------------------------------------------------------------------------------------------------------------
NEW FRONTIER MEDIA INC      COM         644398109   10373     2652935  SH           OTHER          1         0        2652935   0
------------------------------------------------------------------------------------------------------------------------------------
NORTHFIELD LABS INC         COM         666135108      62       87800  SH           OTHER          1         0          87800   0
------------------------------------------------------------------------------------------------------------------------------------
OCH ZIFF CAP MGMT GROUP     CL A        67551U105     190       10000  SH           OTHER          1         0          10000   0
------------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD   CL A        G67743107   23023      530000  SH           OTHER          1         0         530000   0
------------------------------------------------------------------------------------------------------------------------------------
P & F INDS INC              CL A NEW    692830508    1566      351085  SH           OTHER          1         0         351085   0
------------------------------------------------------------------------------------------------------------------------------------
PHARMATHENE INC             COM         71714G102    2552     1076594  SH           OTHER          1         0        1076594   0
------------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL          COM         74153Q102   70935     1500000  SH   CALL    OTHER          1         0        1500000   0
------------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                ULTRASHT    74347R883   35668      535000  SH           OTHER          1         0         535000   0
                            SP500
------------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                ULTRASHT    74347R867   31500      488000  SH           OTHER          1         0         488000   0
                            DOW30
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE ACQUISITION     W EXP       75966C115      71      476200  SH           OTHER          1         0         476200   0
CORP                        01/28/201
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE ACQUISITION     COM         75966C305    6140     1064100  SH           OTHER          1         0        1064100   0
CORP
------------------------------------------------------------------------------------------------------------------------------------
RONSON CORP                 COM NEW     776338204     647      483035  SH           OTHER          1         0         483035   0
------------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC               COM         779382100  469521    10043234  SH           OTHER          1         0       10043234   0
------------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC               COM         779382100   23375      500000  SH   CALL    OTHER          1         0         500000   0
------------------------------------------------------------------------------------------------------------------------------------
S L INDS INC                COM         784413106   24530     1608550  SH           OTHER          1         0        1608550   0
------------------------------------------------------------------------------------------------------------------------------------
SP ACQUISITION HOLDINGS     COM         78470A104   95998    10322400  SH           OTHER          1         0       10322400   0
INC
------------------------------------------------------------------------------------------------------------------------------------
SP ACQUISITION HOLDINGS     *W EXP      78470A112   10093    16822400  SH           OTHER          1         0       16822400   0
INC                         10/10/201
------------------------------------------------------------------------------------------------------------------------------------
SAPPHIRE INDUSTRIALS CORP   COM         80306T109    1122      120000  SH           OTHER          1         0         120000   0
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC               COM         816288104    4294     3181091  SH           OTHER          1         0        3181091   0
------------------------------------------------------------------------------------------------------------------------------------
STONELEIGH PARTNERS ACQUS   COM         861923100    4409      573700  SH           OTHER          1         0         573700   0
CO
------------------------------------------------------------------------------------------------------------------------------------
TRANSFORMA ACQUISITION      COM         89366E100    4914      624800  SH           OTHER          1         0         624800   0
GROUP
------------------------------------------------------------------------------------------------------------------------------------
TRIAN ACQUISITION I CORP    COM         89582E108    1842      200000  SH           OTHER          1         0         200000   0
------------------------------------------------------------------------------------------------------------------------------------
TRIPLECROWN ACQUISITION     COM         89677G109    3177      346505  SH           OTHER          1         0         346505   0
CORP
------------------------------------------------------------------------------------------------------------------------------------
UNION STREET ACQ CORP       COM         908536105    1118      143300  SH           OTHER          1         0         143300   0
------------------------------------------------------------------------------------------------------------------------------------
UNISYS CORP                 COM         909214108   39049     9885904  SH           OTHER          1         0        9885904   0
------------------------------------------------------------------------------------------------------------------------------------
UNITED REFINING ENERGY      COM         911360105     945      100000  SH           OTHER          1         0         100000   0
CORP
------------------------------------------------------------------------------------------------------------------------------------